INCOME TAXES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Statutory tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward	$ 5,833	$ 106
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Net income/(loss) before provision for income taxes	(22,621)	46,176	44,116
Income tax expenses /(benefit) at statutory tax rate	(5,655)	11,544	11,029
Non-deductible expenses	474	823	643
Super deductions of R&D expenses	(3,330)	(1,139)	(1,323)
Effect of tax rate change due to change in tax law	(1,547)
Change in valuation allowance	8,237	(11)	621
Effect of the different income tax rates in other jurisdictions	1,051	2,583	563
Effect of tax holiday and preferential tax rates	1,702	(6,586)	(6,447)
Income tax expenses	932	7,214	5,086
Effective tax rate (as a percent)	(4.12%)	15.62%	11.53%
Additional disclosures
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%
XuanCai
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward			504
No Tax Holidays In Effect
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Reduction in income tax expenses /(benefit)	(1,702)	6,586	6,447
Change in net income/(loss) per ordinary share-basic	$ (0.01)	$ 0.03	$ 0.03
Change in net income/(loss) per ordinary share-diluted	$ (0.01)	$ 0.03	$ 0.03
PRC subsidiaries
INCOME TAXES
Net operating loss carryforwards	36,345
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	106,207
PRC Variable Interest Entities
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	60,376
AutoNavi Asia
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Income tax expenses	0	0	0
AutoNavi USA
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Income tax expenses	0
Alohar
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Income tax expenses	$ 0